Accrued Liabilities and Other Payables (Details) - Schedule of accrued liabilities and other payables - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Schedule Of Accrued Liabilities And Other Payables Abstract
Accrued professional service fees		$ 121,139	$ 105,186
Accrued technical service fees		25,845	188,215
Accrued FINRA fine	[1]	125,550
Others		122,818	78,767
Total		$ 395,352	$ 372,168

[1]	See Note 16.